Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
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Non-Controlling Interests
33.	NON-CONTROLLING INTERESTS

As of 31 December 2017 and 2016, material non-controlling interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 62% ownership. The tables below provide summarized information of Ambev’s audited consolidated financial statements as of as of 31 December 2017 and 2016, in accordance with International Financial Reporting Standards.

Summarized financial information of Ambev, in which the company has material non-controlling interests, is as follows:

Million US dollar	2017	2016

Summarized balance sheet information
Current assets	7 472	7 329
Non-current assets	18 783	18 396
Current liabilities	8 672	8 829
Non-current liabilities	3 078	2 582
Equity attributable to equity holders	13 908	13 754
Non-controlling interests	597	560

Summarized income statement and comprehensive income information
Revenue	14 961	13 123
Net income	2 452	3 765

Attributable to:
Equity holders	2 290	3 611
Non-controlling interests	162	155

Net income	2 452	3 765
Other comprehensive income	809	(1 534)
Total comprehensive income	3 261	2 231

Attributable to:
Equity holders	3 090	2 190
Non-controlling interests	171	41

Summarized cash flow information
Cash flow from operating activities	5 583	3 552
Cash flow from investing activities	(960)	(1 697)
Cash flow from financing activities	(4 018)	(3 351)
Net increase/(decrease) in cash and cash equivalents	605	(1 496)

Dividends paid by Ambev to non-controlling interests (i.e. to entities outside the AB InBev Group) amounted to 1.1 billion US dollar and 1.2 billion US dollar for 2017 and 2016, respectively.

Other non-controlling interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda, and Zambia), as well as non-controlling interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador, and Peru.

In 2017 non-controlling interests reduced by 2.4 billion US dollar as a result of purchase and sale of non-controlling interests mainly related to the transition of AB InBev equity stake in CCBA. See also Note 22 – Assets classified as held for sale and discontinued operations.